Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cost (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost (included in general and administration in the Company's statement of operations)	$ 175,000	$ 366,000
Cash paid for amounts included in the measurement of lease liabilities
Weighted average remaining lease term - operating leases (in years)	5 years 1 month 9 days	5 years 2 months 30 days
Average discount rate - operating leases	4.00%	4.00%